RECEIVABLES	12 Months Ended
Dec. 31, 2023
Schedule Of Amounts Receivable
RECEIVABLES

5. RECEIVABLES

	December 31, 2023	December 31, 2022
Trade accounts receivable	$610,443	$1,343,795
Taxes receivable	39,169	745,170
	$649,612	$2,088,965

During the year ended December 31, 2023 the Company recorded a provision for doubtful accounts of $216,238 (2022 - $nil).

The Company applies a direct customer analysis approach to measure expected credit losses. The Company assesses collectability of receivables of each customer on an individual basis using quantitative and qualitative information available to management. The historical loss rates are adjusted to reflect the current and forward-looking information on economic factors affecting the ability of the customers to make regular monthly payments on the receivables.

Receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include business closure and/or the failure to make monthly contractual payments.

Draganfly Inc.

Amended and Restated Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2023

Expressed in Canadian Dollars